Investment for Funds at Fair Value through Profit or Loss - Schedule of Fair Value of Investment (Details) - USD ($)		12 Months Ended
	Feb. 12, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Fair Value of Investment [Abstract]
Investment cost	$ 2,299,975	$ 2,299,975
Revaluation loss		(43,145)
Fair value of investment for funds as at March 31,		$ 2,256,830